Goodwill And Other Intangible Assets (Estimated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Estimated Amortization Expense [Line Items]
Estimated - 2012	$ 4,112
Estimated - 2013	3,898
Estimated - 2014	3,421
Estimated - 2015	1,935
Estimated - 2016	1,422
Amortization of other intangible assets	$ 3,425	$ 2,739	$ 2,784
Customer List Intangibles [Member]
Estimated Amortization Expense [Line Items]
Amortization period in years, core deposit intangibles			18
Core Deposits Intangibles [Member]
Estimated Amortization Expense [Line Items]
Amortization period in years, core deposit intangibles	10
Wealth Management [Member] | Non-Compete Agreements [Member]
Estimated Amortization Expense [Line Items]
Amortization period in years, core deposit intangibles	2
Wealth Management [Member] | Great Lakes Advisors, Inc [Member]
Estimated Amortization Expense [Line Items]
Amortization period in years, core deposit intangibles	20